INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Italy joint venture - Reconciliation of Adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Adjusted EBITDA
Adjusted EBITDA	$ 3,587	$ 3,232	$ 2,875
Impairment Loss	(66)	(192)	(245)
Gain / (loss) on disposals of non-current assets	(24)	(20)	(39)
Net finance costs	(935)	(830)	(829)
Other nonoperating (losses) / gains	(97)	(82)	(42)
Income tax expense	472	635	220
(Loss) / profit for the period	(496)	2,420	$ (553)
Italy Joint Venture Segment
Reconciliation of Adjusted EBITDA
Adjusted EBITDA	2,131	482
Depreciation and amortization	(2,063)	(290)
Impairment Loss	(27)
Gain / (loss) on disposals of non-current assets	(4)
Net finance costs	(468)	(68)
Other nonoperating (losses) / gains	(288)	48
Income tax expense	(61)	(54)
(Loss) / profit for the period	$ (780)	$ 118